2018 REGISTERED DIRECT OFFERING - Derivative liabilities using Black Scholes Model (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares	Sep. 30, 2020	Sep. 30, 2019 $ / shares USD ($)	Sep. 30, 2020 $ / shares	Sep. 30, 2020 USD ($)	Jul. 01, 2020 $ / shares
Closing price per share of common stock	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	88.15	88.15
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.16	0.16
Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0	0
Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	1.08	1.08
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member]
Closing price per share of common stock	$ 0.15		$ 0.24	$ 0.17
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.70	0.70	0.70	0.70
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	83.31	83.31	78.72
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.15	0.15	1.56
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0	0	0		0
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	2 years 5 months 16 days	2 years 8 months 16 days	3 years 8 months 23 days